CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating costs:
Insurance expense	$ 80,138		$ 98,532		$ 175,289	$ 227,594	$ 251,768	$ 516,250
Legal and accounting expenses	82,785		78,770		143,331	155,441	712,495	466,287
Franchise tax expense	50,000		49,863		125,874	99,178	226,974	200,000
Listing fees	21,250		42,500		42,500	42,500	85,000	175,124
Bank fees	1,476		2,163		3,480	3,800
Total expenses	287,728		370,139		694,302	648,916
Loss from operations	(287,728)		(370,139)		(694,302)	(648,916)	(1,670,440)	(1,577,543)
Other income (loss):
Change in fair value of warrant liability	(331,450)		141,150		116,500	(400,950)	(53,450)	16,688,950
Non-redemption agreement expense			(386,961)		(274,973)	(386,961)
Dividend income on marketable securities held in Trust Account	163,615		2,864,209		723,522	5,389,508	6,707,678	3,383,823
Other (expense) income	(167,835)		2,618,398		565,049	4,601,597	5,719,322	20,072,773
(Loss) Income before provision for income taxes	(455,563)		2,248,259		(129,253)	3,952,681	4,048,882	18,495,230
Provision for income taxes	(49,421)		(591,012)		(114,124)	(1,110,969)	(1,319,280)	(362,282)
Net (loss) income	(504,984)	$ 261,607	1,657,247	$ 1,184,465	(243,377)	2,841,712	2,729,602	18,132,948
Nonrelated Party
Operating costs:
Administrative expense	7,079		$ 98,311		113,828	$ 120,403	154,908	$ 217,424
Related Party
Operating costs:
Administrative expense	$ 45,000				$ 90,000		$ 231,500
Class A common stock subject to redemption
Other income (loss):
Weighted average shares outstanding, basic	1,163,113		18,650,015		2,377,588	20,812,991	12,413,050	23,000,000
Weighted average shares outstanding, diluted	1,163,113		18,650,015		2,377,588	20,812,991	12,413,050	23,000,000
Basic net income (loss) per share	$ 0.04		$ 0.10		$ 0.04	$ 0.16	$ 0.26	$ 0.66
Diluted net income (loss) per share	$ 0.04		$ 0.10		$ 0.04	$ 0.16	$ 0.26	$ 0.66
Class And B Non Redeemable Common Stock
Other income (loss):
Weighted average shares outstanding, basic	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Basic net income (loss) per share	$ (0.10)		$ (0.03)		$ (0.06)	$ (0.08)	$ (0.09)	$ 0.51
Diluted net income (loss) per share	$ (0.10)		$ (0.03)		$ (0.06)	$ (0.08)	$ (0.09)	$ 0.51